Revenue - Revenue generated from voyage and time agreements (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disaggregation of revenue
Revenue	$ 174,094,786	$ 223,110,983
Voyage Charter
Disaggregation of revenue
Revenue	172,125,286	204,468,964
Time Charter
Disaggregation of revenue
Revenue	$ 1,969,500	$ 18,642,019